Equity Attributable To Other Equity Instruments Holders (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Perpetual subordinated bonds	¥733,611	¥648,536

Total equity attributable to other equity instruments holders	¥733,611	¥648,536